Debt (LendingClub Corp)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt

4. SENIOR DEBT

We previously had a credit facility in the form of a line of credit with BFG Investment Holdings, LLC (“BFG”) in the amount of $10,000,000 pursuant to a Loan and Security Agreement, as amended (the “Loan Agreement”), among BFG and certain of our wholly-owned subsidiaries. In connection with the Loan Agreement, IEC SPV and certain of our other wholly-owned subsidiaries entered into a profit sharing agreement with BFG pursuant to which IEC SPV is required to pay BFG 20% of its net profit (“Net Profit”) for a period beginning on June 11, 2012 and ending 10 years from the date the Loan Agreement is repaid in full. Net Profit is defined in the profit sharing agreement as gross revenue less (i) interest paid on the loan, (ii) payments on any other debt incurred as a result of refinancing the loan through a third party, as provided in the Loan Agreement, (iii) any costs, fees or commissions paid on account of the loan (including loan servicing fees of 0.5% on eligible consumer loans receivable), and (iv) charge-offs to bad debt resulting from consumer loans. All of IEC SPV’s loans receivable as of September 30, 2017 were pledged as collateral for fulfillment of the Net Profit interest due.

Effective as of July 15, 2015, BFG converted the credit facility from a revolving facility to a term loan and on August 21, 2015, we, through certain of our wholly-owned subsidiaries, repaid the entire balance of principal and accrued interest under the Loan Agreement. There is currently no outstanding balance under the Loan Agreement, but IEC SPV will be required to pay 20% of its Net Profit to BFG until August 21, 2025 (10 years from August 21, 2015) or until we pay BFG $3,000,000 to terminate the profit sharing agreement. Net Profit for the nine months ended September 30, 2017 and 2016 was calculated at $0 and $96,083, respectively.

4.	SENIOR DEBT

On August 21, 2015, we, through certain of our wholly owned subsidiaries, paid an aggregate of $1,676,954, representing all principal and accrued interest under the Loan and Security Agreement, as amended (the “Loan Agreement”), among BFG and certain of our wholly owned subsidiaries. As a result, there is currently no outstanding balance under the Loan Agreement. However, the Loan Agreement continues in effect and we are subject to a net profit interest under which we are required to pay BFG 20% of the “Net Profit” of its subsidiary, IEC SPV, LLC, until 10 years from the date the loan is repaid in full (August 2015). Net Profit is defined as the gross revenue less (i) interest paid on the loan, (ii) payments on any other debt incurred as a result of refinancing the loan through a third party, as provided in the Loan Agreement, (iii) any costs, fees or commissions paid on the existing credit facility, and (iv) charge-offs to bad debt resulting from consumer loans and reduced by servicing fee. The Net Profit arrangement can be terminated by us upon a payment of $3,000,000 to BFG. Net profit interest for the year ended December 31, 2016 and 2015 were $57,094 and $107,340, respectively. All loans receivable of the Company were pledged as collateral at December 31, 2016 for the fulfillment of the Net Profit calculation. As of December 31, 2016, $57,094 has been paid.

LendingClub Corp [Member]
Debt

12. Debt

Revolving Credit Facility

On December 17, 2015, the Company entered into a credit and guaranty agreement with several lenders for an aggregate $120.0 million unsecured revolving credit facility (Credit Facility). In connection with the credit agreement, the Company entered into a pledge and security agreement with Morgan Stanley Senior Funding, Inc., as collateral agent.

Proceeds of loans made under the Credit Facility may be borrowed, repaid and reborrowed until December 17, 2020. Repayment of any outstanding proceeds are payable on December 17, 2020, but may be prepaid without penalty.

Borrowings under the Credit Facility bear interest, at the Company’s option, at an annual rate based on LIBOR rate plus a spread of 1.75% to 2.00%, which is fixed for a Company-selected interest period of one, two, three, six or 12 months, or at an alternative base rate (which is tied to either the prime rate, federal funds effective rate, or the adjusted eurocurrency rate, as defined in the credit agreement). Base rate borrowings may be prepaid at any time without penalty, however pre-payment of LIBOR-based borrowings before the end of the selected interest period may result in the Company incurring expense to compensate the lenders for their funding costs through the end of the interest period. Interest is payable quarterly. Additionally, the Company is required to pay a quarterly commitment fee to the lenders of between 0.25% and 0.375% per annum, depending on the Company’s total net leverage ratio, on the average undrawn portion available under the revolving loan facility.

The Credit Facility and pledge and security agreement contain certain covenants applicable to the Company, including restrictions on the Company’s ability to pay dividends, incur indebtedness, pledge our assets, merge or consolidate, make investments, and enter into certain affiliate transactions. The Credit Facility also requires the Company to maintain a maximum total net leverage ratio (defined as the ratio of net debt to Adjusted EBITDA, on a consolidated basis for the four most recent Fiscal Quarter periods) of 4.00:1.00 initially, and which decreases over the term of the Credit Facility to 3.00:1.00 on and after June 30, 2018 (on a consolidated basis). As of December 31, 2016 and 2015, the total net leverage ratio, calculated as defined in the Credit Facility, was 0%.

The Company did not have any loans outstanding under the Credit Facility during the years ended December 31, 2016 and 2015. The Company incurred $1.3 million of capitalized debt issuance costs, which will be recognized as interest expense through December 17, 2020.

Term Loan

On April 16, 2014, the Company entered into a credit and guaranty agreement with several lenders for an aggregate $50.0 million Term Loan. In connection with the credit agreement, the Company entered into a pledge and security agreement with Morgan Stanley Senior Funding, Inc., as collateral agent. The Term Loan was outstanding for 245 days in 2014 and was fully repaid and extinguished on December 17, 2014. For the year ended December 31, 2014, the Company incurred interest expense on the Term Loan of $2.3 million, which included expense related to writing off capitalized debt issuance costs. The weighted-average interest rate on the Term Loan was 2.59% for the period the loan was outstanding in 2014.